Related Party Transactions - SRA (Details) - SRA Companies, Inc. - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Providence management fee paid	$ 500,000	$ 500,000	$ 1,800,000	$ 1,800,000	$ 1,900,000
Providence Term Loan B Facility						$ 11,700,000
Providence Term Loan B Facility Interest					400,000
Purchases from related party	3,300,000	$ 1,400,000	9,000,000	5,300,000	$ 7,600,000
Due from related parties	0		0	0
Due to related parties	$ 200,000		$ 1,200,000	$ 600,000